Goodwill (Schedule of changes in goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets and goodwill [abstract]
Beginning balance	$ 75.3	$ 0.0
Goodwill recognized on business combination		75.2
Effects of changes in foreign exchange	(6.1)	0.1
Ending Balance	$ 69.2	$ 75.3